Commitments and Contingencies - Summary of the fair value of the BTIG founder shares (Detail)	May 15, 2025	May 13, 2025
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding term	2 years 11 months 15 days
Founder Shares [Member] | Valuation Technique PWERM Method [Member] | Restricted term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding term		2 years 6 months
Founder Shares [Member] | Valuation Technique PWERM Method [Member] | Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input		3.97
Founder Shares [Member] | Valuation Technique PWERM Method [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input		6
Founder Shares [Member] | Valuation Technique PWERM Method [Member] | Discount for lack of marketability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input		2.2